THE LINDBERGH SIGNATURE FUND



                               SEMI-Annual Report
                                February 29, 2000
                                   (Unaudited)

April 24, 2000

Dear Fellow Shareholders:

As the Lindbergh Signature Fund proceeds through its first year, every event is naturally a milestone. I am, thus, very pleased to write the first of the many letters that will accompany the fund's reports!

Much of our time during the fund's first semiannual period was spent on operational details. While the Signature Fund was declared effective on September 30, 1999, it didn't accept investments from outside shareholders until mid-February. Why the delay?

In early November, Charles Schwab & Company notified us that they would consider making the fund available through their Mutual Fund MarketPlace(R). Given the advantages of working with Schwab, we decided to delay investments in the fund until arrangements with Schwab were in place.

Schwab approved the fund for inclusion in its fund marketplace in early December. However, because of Y2K considerations and other new year issues, Schwab temporarily stopped adding to its system all recently approved funds, including the Lindbergh Signature Fund. In late January, Schwab removed the hold and we were notified that Signature Fund shares were available for purchase through Schwab.

With the Schwab arrangement in place, Signature Fund shares were offered to outside investors. As a result, the vast majority of the fund shares were purchased the last few weeks of February just as the first semiannual period was coming to an end on February 29th. Given this fact, there's little need to delve into the specifics of the fund's performance other than to say it is performing as expected.

In managing the fund's investment portfolio, the most important consideration at this point is the Federal Reserve's effort to slow economic growth through a more restrictive monetary policy. History shows that similar cycles of monetary restraint have, at the very least, generated considerable market turmoil and, in many instances, have precipitated steep stock market downturns. Whether history repeats itself in the current cycle, only time will tell.

Nevertheless, the historical experience suggests that, in the current policy environment, a less aggressive portfolio structure offers the best potential for realizing the fund's capital appreciation objective. This view is further confirmed by the score of Lindbergh's Market Meter(TM), which is in the "Sell" mode.

For  these  reasons,  the  fund's  portfolio  is  more  defensively  structured.
Currently, equities and equity equivalents, such as stock index future contracts, comprise around 25% of fund assets. Most of the remaining assets are invested in the safety of U.S. Treasury bills.

In conclusion, these are interesting times demanding careful attention. But with the Signature Fund as our vehicle, we'll be proceeding on this journey together. While this is the first report, I look forward to many more as we track the fund's progress towards its financial objective.

Respectfully yours,

Dewayne Wiggins, President
Lindbergh Funds

SCHEDULE OF INVESTMENTS
As of  February 29, 2000  (Unaudited)

COMMON STOCKS - 9.72%
--------------------------------------------------------------------------------
Number of shares                                                Market value
--------------------------------------------------------------------------------

                    Banks - 0.51%
         1,290      Citigroup Inc................................   $     66,435

                    Communication - 0.49%
         1,430      MCI Worldcom Inc.*............................        63,814

                    Computer Services and Software - 3.14%
         1,010      Cisco Systems Inc.*...........................       133,509
         1,110      EMC Corp.*....................................       132,090
           700      Microsoft Corp.*..............................        62,562
         1,080      Oracle Corp.*.................................        80,190

                    Diversified Conglomerate - 0.51%
         1,740      TYCO International ...........................        66,011

                    Drugs & Healthcare - 0.94%
           860      Johnson  & Johnson............................        61,705
         1,750      Schering-Plough Corp..........................        61,250

                    Electronic Equipment - 0.54%
           410      Motorola Inc..................................        69,905

                    Entertainment - 0.24%
         1,100      Carnival Corp.................................        31,694

                    Insurance - 0.52%
           770      American International Group..................        68,097

                    Marketing - 0.47%
         1,510      Interpublic Group of Co. Inc..................        60,683

                    Medical Instruments - 0.78%
         2,060      Biomet, Inc...................................        67,980
         1,200      Teleflex Inc..................................        33,900

                    Retail Stores - 1.58%
         1,480      Gap Inc.......................................        71,503
         1,390      WalMart Stores, Inc...........................        67,676
         2,550      Walgreen Company..............................        65,822

                    Total Common Stock (Cost $1,262,538)..........     1,264,826
                                                                       ---------


* Non-income producing securities.
The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
As of February 29, 2000 (Unaudited)



                    U.S. Government Securities - 88.69%
    11,720,000      U.S. Treasury 5.59%, 06/08/2000.................................           11,540,540
                    Total U.S. Government Securities (Cost $11,540,540).............           11,540,540
                                                                                               ----------

                    Short-term Investments - 1.20%
       156,246      UMB Money Market Fiduciary Fund.................................              156,246
                    Total Short-Term Investments (Cost $156,246)....................              156,246
                                                                                                  -------

                    TOTAL INVESTMENTS - 99.61% (Identified Cost $12,959,324)........      $    12,961,612
                                                                                               ----------

                    OTHER ASSETS AND LIABILITIES, NET  - 0.39% .....................               50,377
                                                                                                   ------
                    Net Assets - 100% ........................................           $     13,011,989
                                                                                               ==========


* Non-income producing securities.
The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of  February 29, 2000  (Unaudited)


ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         Investments, At Value (Cost $12,959,324) ..................................      $    12,961,612
         Interest Receivable........................................................               20,260
         Dividend Receivable........................................................                    5
         Other Assets...............................................................               36,450
         Due From Adviser ..........................................................                  354
                                                                                            -------------
         Total Assets ..............................................................           13,018,681
                                                                                               ==========
LIABILITIES
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         Accrued Expenses...........................................................                5,419
         Other Liabilities..........................................................                1,273
                                                                                            -------------
         Total Liabilities .........................................................                6,692
                                                                                            -------------
         Net Assets ................................................................           13,011,989
                                                                                               ==========
SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         At February 29, 2000, Net Assets Consist of:
         Paid-In Capital ...........................................................           12,939,840
         Accumulated Undistributed Net Investment Income ...........................               17,077
         Unrealized Appreciation In Value of Investments ...........................               47,741
         Accumulated Undistributed Net Realized Gain on Investments ................                7,331
                                                                                            -------------
         Net Assets ................................................................      $    13,011,989
                                                                                               ==========

         Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)          126,733

         Net Asset Value, Offering and Redemption Price Per Share (13,011,989/126,733 Shares)   $  102.67
                                                                                                 ========





The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the period October 1, 1999 to February 29, 2000  (Unaudited)


INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         Interest ..................................................................      $        43,557
         Dividends .................................................................                    5
                                                                                                ---------
         Total Income ..............................................................               43,562
                                                                                                ---------
EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         Investment Advisory Fees (Note 3)..........................................                5,419
         Transfer Agent Fees........................................................                2,250
         Administration Fees .......................................................                3,000
         Accounting Fees............................................................                3,000
         Custody Fees...............................................................                  370
         Out of Pocket Fees.........................................................                  493
         Insurance Fees.............................................................                1,100
         Legal Fees ................................................................               22,245
         Audit Fees ................................................................                1,050
         Trustee Fees ..............................................................                2,250
         Registration Expense ......................................................                2,445
         Miscellaneous Expense .....................................................                2,672
                                                                                                    -----
         Total Expenses.............................................................               46,294
                                                                                                   ------
         Expenses Waived and Reimbursement by Adviser (Note 3)......................             (41,884)
                                                                                                  -------
         Net Expenses ..............................................................                4,410
                                                                                                  -------
         Net Investment Income......................................................               39,152
                                                                                                   ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
                                                                                                    Amount
-----------------------------------------------------------------------------------------------------------

         Net Realized Gain on Investments...........................................                   22
         Net Realized Gain on Futures Contracts.....................................                7,308
         Change In Unrealized Appreciation of Investments ..........................               47,741
                                                                                                   ------
         Net Realized and Unrealized Gain on Investments............................               55,071
         Increase In Net Assets Resulting From Operations ..........................      $        94,223
                                                                                                  =======





 The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period October 1, 1999 to February 29, 2000  (Unaudited)


INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------
                                                                       Period ended
                                                                       Feb. 29, 2000
---------------------------------------------------------------------------------------

         Operations:
         Net Investment Income ...................................          $ 39,152
         Net Change In Unrealized Appreciation  of Investments ...            47,741
         Net Realized Gain (Loss) on Investments .................             7,330
                                                                               -----
         Increase In Net Assets Resulting From Operations ........            94,223
                                                                              ------

         Distributions to Shareholders
         Net Realized Gains ......................................             (125)
         Net Investment Income....................................          (21,950)
                                                                            --------
         Total Net Increase  .....................................            72,148

         Capital Share Transactions:
         Proceeds From Shares Sold ...............................        12,817,766
         Dividend Reinvested .....................................            22,075
         Cost of Shares Redeemed..................................              ---
                                                                          ----------
         Increase (Decrease) in Net Assets Resulting From Capital
         Share Transactions.......................................        12,839,841
                                                                          ----------
         Total Increase In Net Assets.............................        12,911,989

         Net Assets:
         Beginning of Period .....................................           100,000
         End of Period
         (Including Accumulated Undistributed Net Investment
               Income of $39,152)  ...............................    $   13,011,989
                                                                          ==========

         Transactions In Fund Shares:
         Shares Sold .............................................           126,519
         Shares Reinvested........................................               214
         Shares Redeemed..........................................              ---
                                                                         -----------
         Net Increase In Number of Shares Outstanding ............           126,733
                                                                             =======




The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(Unaudited)


-----------------------------------------------------------------------------------------
                                                                     Period ended
                                                                    Feb. 29, 2000 (A)
-----------------------------------------------------------------------------------------

         Per Share Operating Performance:
         Net Asset Value, Beginning ..............................      $     100.00

         Income From Investment Operations:
         Net Investment Income ..................................               2.53
         Net Realized and Unrealized Gain (Loss) on Investments...              1.86
                                                                                ----
         Total From Investment Operations.........................              4.39

         Less Distributions:
         Dividends From Realized Gains ...........................            (0.01)
         Dividend From Net Investment Income......................            (1.71)
                                                                              ------
         Total Distribution ......................................            (1.72)

         Net Asset Value At End of Period ........................      $     102.67
                                                                              ======

         Total Return  (C)........................................             4.38%

         Ratios/Supplemental Data:
         Net Assets, End of Period................................      $ 13,011,989

         Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Adviser (B)..........             5.58%
         After Reimbursement of Expenses by Adviser (B)...........             0.53%

         Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Adviser (B)..........           (0.32)%
         After Reimbursement of Expenses by Adviser (B)...........             4.72%

         Portfolio Turnover ......................................             0.00%



(A) For the period October 1, 1999 (Commencement of Operations) to February 29, 2000.
(B) Annualized.
(C) Not annualized

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000  (Unaudited)



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 1 - GENERAL

The Lindbergh Signature Fund (the "Fund") is organized as a series of Lindbergh Funds, a Massachusetts business trust, pursuant to a trust agreement dated June 16, 1999. The Lindbergh Signature Fund's primary objective is to increase the value of your investment over the long-term through capital appreciation and earned income. Capital preservation is an important but secondary objective. The Fund seeks to achieve this objective by investing in common stocks, bonds and money market instruments in proportions consistent with their expected returns and risk as assessed by the Fund's adviser, Lindbergh Capital Management, Inc. (the "Adviser"). In evaluating potential risk and return tradeoffs, the Adviser reviews general macro-economic conditions, Federal Reserve policy and employs various analytical models.

When, in the Adviser's judgement, conditions are favorable for stock investment, the fund will normally be fully invested in commons stocks. If however, in the Adviser's view, stock market conditions are less favorable for investors, all or a portion of the fund assets will be shifted out of stocks and into such fixed income investments as bonds and cash. The Fund is permitted to be 100% invested in any one of the three asset classes - stocks, bonds, or cash.

The Fund may enter into "Futures contracts" and financial indexes. The Fund invests in index futures contracts for several reasons, including their use as a tool when reallocating assets among stocks, bonds and cash investments. The use of futures contracts and options may involve risks, such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligation.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

         A)   PORTFOLIO VALUATIONS

Securities which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

Future contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss.

         B)   PORTFOLIO TRANSACTIONS AND RELATED INCOME

Investment transactions are recorded on a trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

February 29, 2000 (Unaudited)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         C)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carry-overs, such gains will not be distributed.

         D)   FEDERAL INCOME TAXES

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

         E)   EXPENSES

There are no organizational costs to be amortized.

         F)   ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Lindbergh Capital Management, Inc., (the "Adviser") to manage the Fund's investments. The Fund pays all of the operating expenses of the Fund except, taxes, interest, and extraordinary expenses. Actual total expenses will not exceed 0.75% because the Adviser's contract with the Fund requires it to pay fund expenses to maintain total annual fund operating expenses at 0.75% through August 31, 2000, and to inform the Fund prior to that date, if the commitment is to continue. For the six months ended February 29, 2000, the Adviser was paid $0.00.

The Fund retains Unified Fund Services, Inc., (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Unified Fund Services, Inc. (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Fund retains Unified Management Corporation, (the "Distributor") to act as the principal distributor of the Fund's shares.

Note 4 - SECURITIES TRANSACTIONS

For the six months ended February 29, 2000, purchases and sales proceeds from investment securities, excluding short-term investments were as follows:

                                        Purchases           Sales
                                        ----------          ------
The Lindbergh Signature Fund           $ 1,262,536         $ 0.00

February 29, 2000 (Unaudited)



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5 - UNREALIZED APPRECIATION (DEPRECIATION)

At February 29, 2000,  the cost for federal  income tax purposes is  $12,959,324
and  the  composition  of  gross  unrealized   appreciation   (depreciation)  of
investment securities is as follows:

                                              Appreciation      Depreciation         Net
                                                                                Appreciation
         The Lindbergh Signature Fund           $29,619           ($27,331)        $2,288
